Rule 497(e)

File Nos. 333-52956 and 811-07549

SCHWAB ONESOURCE ANNUITY®

SUPPLEMENT Dated June 30, 2008

To the Prospectus dated May 1, 2008 for the

Variable Annuity-1 Series Account

of Great-West Life & Annuity Insurance Company

Effective July 1, 2008, the Alger American Growth Portfolio will change its name to the Alger American LargeCap Growth Portfolio.

The foregoing change should be reflected on page 1 of your Prospectus.

This Supplement must be accompanied by or read in conjunction with the current Prospectus, dated May 1, 2008. Please keep this supplement for future reference.